Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets on Loan (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Bitcoin (BTC) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	780.7736
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 45,521,898
Percentage og Fair Value Share	31.20%
Ethereum [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	19,030.6963
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 29,758,418
Percentage og Fair Value Share	20.40%
Solana (SOL) One [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	274,177.8082
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 19,992,417
Percentage og Fair Value Share	13.70%
SUI [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	19,676,656.5831
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 11,472,059
Percentage og Fair Value Share	7.90%
Ripple (XRP) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	15,745,969.4444
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 16,238,818
Percentage og Fair Value Share	11.10%
Bittensor (TAO) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	19,079.1667
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 3,862,619
Percentage og Fair Value Share	2.60%
Hedera (HBAR) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	48,620,250
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 3,418,004
Percentage og Fair Value Share	2.30%
Internet Computer (ICP) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	613,050
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 1,298,930
Percentage og Fair Value Share	0.90%
NEAR Protocol (NEAR) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	1,151,826.6667
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 2,048,293
Percentage og Fair Value Share	1.40%
Uniswap [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	362,603.3333
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 1,002,417
Percentage og Fair Value Share	0.70%
Virtuals Protocol (VIRTUAL) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	1,650,210
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 866,690
Percentage og Fair Value Share	0.60%
Fetch.ai (FET) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	4,444,000
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 762,590
Percentage og Fair Value Share	0.50%
Injective (INJ) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	301,250
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 1,383,762
Percentage og Fair Value Share	0.90%
Curve DAO Token (CRV) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	3,560,925
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 664,469
Percentage og Fair Value Share	0.50%
Kaspa (KAS) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	22,735,533.3333
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 695,707
Percentage og Fair Value Share	0.50%
Aerodome (AERO0X91) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	2,016,970
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 932,849
Percentage og Fair Value Share	0.60%
Stellar (XLM) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	3,401,482.5
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 612,267
Percentage og Fair Value Share	0.40%
Ondo (ONDO) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	1,824,000
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 563,434
Percentage og Fair Value Share	0.40%
Jupiter (JUP) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	2,732,805.1667
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 568,423
Percentage og Fair Value Share	0.40%
Aptos Mainnet (APT) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	470,697.0833
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 266,838
Percentage og Fair Value Share	0.20%
AAVE (AAVE) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	3,906.5
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 332,982
Percentage og Fair Value Share	0.20%
Pyth Network (PYTH) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	4,586,600
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 181,171
Percentage og Fair Value Share	0.10%
THORChain (RUNE) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	253,260
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 96,315
Percentage og Fair Value Share	0.10%
MANTRA (OM) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	1,729,120
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 11,585
Percentage og Fair Value Share	0.00%
Hyperliquid (HYPE) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	50,115.0685
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 3,252,869
Percentage og Fair Value Share	2.20%
Crypto Asset, Other [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current	136,244,299.1242	19,072,901
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 145,805,824	$ 120,087,770
Percentage og Fair Value Share	100.00%	100.00%
Bitcoin (BTC) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current		420
Digital Assets on Loan Fair Value, Current (in Dollars)		$ 36,894,425
Percentage og Fair Value Share		30.70%
Ethereum (ETH) Two [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current		8,000
Digital Assets on Loan Fair Value, Current (in Dollars)		$ 23,879,570
Percentage og Fair Value Share		19.90%
Solana (SOL) Two [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current		326,500
Digital Assets on Loan Fair Value, Current (in Dollars)		$ 40,661,634
Percentage og Fair Value Share		33.90%
SUI (SUI) Two [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan, Current		18,737,981
Digital Assets on Loan Fair Value, Current (in Dollars)		$ 18,652,141
Percentage og Fair Value Share		15.50%